Equity (Defict) (Details) - Schedule of loss per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Loss Per Share [Abstract]
Loss for the period (in Dollars)	$ 10,273	$ 16,955	$ 7,228
Total number of Ordinary Shares	11,338,940	10,091,706	2,661,095
Weighted average number of Ordinary Shares	10,794,594	5,306,225	1,967,790
Basic loss per share (in Dollars per share)	$ (0.95)	$ (3.2)	$ (3.67)